FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 3/31/06

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Laird Norton Wealth Management, Inc.
ADDRESS: 801 Second Avenue
         Suite 1600
         Seattle, WA 98104

13F FILE NUMBER: 028-01246
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     Elizabeth C. Emory
TITLE:    Compliance Officer
PHONE:    (206)464-5263
SIGNATURE,PLACE,AND DATE OF SIGNING:

    Elizabeth C. Emory                 Seattle, WA              4/3/06


REPORT TYPE (CHECK ONLY ONE.):

(  )        13F HOLDINGS REPORT

( X)        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  Laird Norton Tyee Trust Company


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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